Note 35 - Share Buyback Program (Details Textual)		4 Months Ended	9 Months Ended	12 Months Ended
	Apr. 30, 2024 USD ($) $ / shares shares	Mar. 04, 2025 USD ($) shares	Aug. 02, 2024 USD ($) Number shares	Dec. 31, 2024 USD ($) $ / shares shares		Dec. 31, 2023 USD ($) $ / shares shares		Dec. 31, 2022 USD ($) $ / shares shares	Nov. 06, 2024 USD ($) shares	Nov. 01, 2023 USD ($)	Jun. 02, 2020
Disclosure Of Share Buyback Program [Line Items]
Percentage of limit shares buyback authorized											10.00%
Number Of Treasury Shares Purchased | shares				83,616,548		12,648,091
Purchase of treasury shares				$ 1,441,843,000	[1]	$ 213,739,000	[2]
Purchase of treasury shares, performance amount				7,400,000		700,000
Purchase of treasury shares, amount paid				1,439,589,000		$ 213,739,000
Shares capital	$ 1,180,536,830			$ 1,162,757,528
Shares issued (in shares) | shares	1,180,536,830			1,162,757,528		1,180,536,830		1,180,536,830
Par value (in dollars per share) | $ / shares	$ 1			$ 1		$ 1		$ 1
Amount Payable Under Share Buyback				$ 243,264,000		$ 86,240,000
Number of shares outstanding at end of period (in shares) | shares				1,084,272,191		1,167,888,739		1,180,536,830
First Share Buyback Program [Member]
Disclosure Of Share Buyback Program [Line Items]
Stock Repurchased Program Payment Authorised										$ 1,200,000,000
Share buyback program, number of tranches | Number			4
Number Of Treasury Shares Purchased | shares			71,679,768
Percentage of shares purchased of issued share capital			6.07%
Purchase of treasury shares			$ 1,200,000,000
Second Share Buyback Program [Member]
Disclosure Of Share Buyback Program [Line Items]
Stock Repurchased Program Payment Authorised									$ 700,000,000
Stock repurchased program shares authorised | shares									46,373,915
Percentage of stock repurchased program shares authorised									3.93%
Treasury shares [member]
Disclosure Of Share Buyback Program [Line Items]
Number Of Treasury Shares Purchased | shares		36,862,132
Purchase of treasury shares		$ 691,600,000		$ 1,441,843,000	[1]	$ 213,739,000	[2]
Purchase of treasury shares, performance amount		$ 8,400,000
Cancellation of ordinary shares (in shares) | shares	(17,779,302)
Number of shares outstanding at end of period (in shares) | shares				78,485,337		12,648,091

[1]	As of December 31, 2024, the Company held 78,485,337 shares as treasury shares, and there were 1,084,272,191 outstanding shares. For more information see note 35.
[2]	As of December 31, 2023, the Company held 12,648,091 shares as treasury shares, and there were 1,167,888,739 outstanding shares.